SCHEDULE OF ACTIVITY IN ITS DERIVATIVE LIABILITIES ACCOUNT (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Offsetting Assets [Line Items]
Derivative liabilities	$ 1,233,679
Addition to liabilities for new debt/shares issued
Elimination of liabilities in debt conversions	(30,758)
Change in fair value	(1,055,614)
Derivative liabilities	147,307
Convertible Notes Payable [Member]
Offsetting Assets [Line Items]
Derivative liabilities	740,157
Addition to liabilities for new debt/shares issued
Elimination of liabilities in debt conversions	(30,758)
Change in fair value	(562,092)
Derivative liabilities	147,307
Equity Option [Member]
Offsetting Assets [Line Items]
Derivative liabilities	493,522
Addition to liabilities for new debt/shares issued
Elimination of liabilities in debt conversions
Change in fair value	(493,522)
Derivative liabilities